Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 5,759,833
Amount at which shown in the Balance Sheet	5,922,804
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	76,070
Fair value	85,464
Amount at which shown in the Balance Sheet	85,464
Municipal
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	615,511
Fair value	703,923
Amount at which shown in the Balance Sheet	703,923
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	128,926
Fair value	136,822
Amount at which shown in the Balance Sheet	136,822
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	630,966
Fair value	668,672
Amount at which shown in the Balance Sheet	668,672
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,874,820
Fair value	2,885,189
Amount at which shown in the Balance Sheet	2,885,189
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	14,134
Fair value	15,079
Amount at which shown in the Balance Sheet	15,079
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	6,142
Fair value	6,337
Amount at which shown in the Balance Sheet	6,337
ABS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	19,906
Fair value	19,888
Amount at which shown in the Balance Sheet	19,888
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	8,635
Fair value	8,970
Amount at which shown in the Balance Sheet	8,970
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,375,110
Fair value	4,530,344
Amount at which shown in the Balance Sheet	4,530,344
Public Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,243
Fair value	2,645
Amount at which shown in the Balance Sheet	2,645
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	11,431
Fair value	12,850
Amount at which shown in the Balance Sheet	12,850
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	161,600
Fair value	167,474
Amount at which shown in the Balance Sheet	167,474
Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	1,955
Fair value	2,001
Amount at which shown in the Balance Sheet	2,001
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	177,229
Fair value	184,970
Amount at which shown in the Balance Sheet	184,970
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	696,062
Fair value	699,936
Amount at which shown in the Balance Sheet	696,062
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	39,374
Amount at which shown in the Balance Sheet	39,374
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	653
Fair value	653
Amount at which shown in the Balance Sheet	653
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	382,853
Amount at which shown in the Balance Sheet	382,853
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	88,552
Fair value	88,548
Amount at which shown in the Balance Sheet	$ 88,548